Restructuring costs (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Costs
	For years ended December 31,
(in thousands)	2019	2020
Product discontinuation	$1,569	$70
Personnel costs	1,485	-
Facility exit costs	477	1,062
Total	$3,531	$1,132